Revenue from Contracts with Customers - Schedule of Geographical Markets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical markets
Total revenue from contracts with customers	¥ 68,921	¥ 106,937	¥ 115,115
Revenue recognised at a point in time [Member]
Geographical markets
Total revenue from contracts with customers	48,543	88,815	83,976
Revenue recognised over time [Member]
Geographical markets
Total revenue from contracts with customers	20,378	18,122	31,139
Southern China [Member]
Geographical markets
Total revenue from contracts with customers	47,273	61,823	57,777
Northern China [Member]
Geographical markets
Total revenue from contracts with customers	18,902	¥ 45,114	¥ 57,338
Outside China [Member]
Geographical markets
Total revenue from contracts with customers	¥ 2,746